                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6447

                      (Investment Company Act File Number)

                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  9/30/06

              Date of Reporting Period:  Fiscal year ended 9/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2006

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2006		2005 [2]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.05		$10.10	$10.15	$10.10	$10.05
Income From Investment Operations:
Net investment income	0.29		0.19	0.13	0.15	0.20
Net realized and unrealized gain (loss) on investments	(0.00	) [3]	(0.05)	(0.05)	0.05	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.14	0.08	0.20	0.25
Less Distributions:
Distributions from net investment income	(0.29)		(0.19)	(0.13)	(0.15)	(0.20)
Net Asset Value, End of Period	$10.05		$10.05	$10.10	$10.15	$10.10
Total Return [4]	2.89%		1.42%	0.75%	1.97%	2.56%

Ratios to Average Net Assets:
Net expenses	0.80%		0.80%	0.80%	0.80%	0.78%
Net investment income	2.76%		1.86%	1.23%	1.39%	1.98%
Expense waiver/reimbursement [5]	0.49%		0.44%	0.44%	0.43%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,366		$230,669	$341,469	$498,387	$327,396
Portfolio turnover	46%		55%	69%	49%	32%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2006	Ending Account Value 9/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,017.60	$4.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.06	$4.05

1 Expenses are equal to the Fund's annualized net expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.89% for the Class A Shares. The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 1 the fund's benchmark index, was 2.80% during the 12-month reporting period. The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 2 a performance benchmark for the fund, was 2.57% during the 12-month reporting period.

During the reporting period, the fund's investment strategy focused on: (a) the effective duration 3 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the LB1MB.

The following discussion will focus on the performance of the fund's Class A Shares. The 2.89% total return of the Class A Shares for the reporting period consisted entirely of tax-exempt dividends as the net asset value of fund was unchanged over the reporting period. 5

1 The LB1MB is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. The LB1MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LB1MB.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

MARKET OVERVIEW

Short-term interest rates rose over the majority of the 12-month reporting period as the Federal Reserve Board (the "Fed") increased the Federal Funds Target Rate (FFTR) six times from 3.75% to 5.25%. In August and September, 2006, the Fed paused and held the FFTR steady at 5.25% as the Fed decided to await further economic data to ascertain the direction of the economy and inflation. During the reporting period, the two-year Treasury note yield rose from 4.17% to a high of 5.28% in late June, 2006, before declining in the third quarter of 2006 to end the period at 4.69%. During the reporting period, the two-year tax-exempt municipal bond yield rose from 2.93% to a high of 3.80% in early July, 2006, before falling to end the period at 3.46%.

Despite their yields moving up comparable amounts, short-term tax-exempt municipal bonds outperformed Treasury notes on a tax-adjusted basis as the tax-exempt income provided higher tax-adjusted income returns for those investors in the highest federal tax brackets. The tax-exempt municipal yield curve flattened significantly during the 12-month reporting period, with short-intermediate term interest rates (maturities less than 5 years) rising while long-term interest rates (maturities beyond 10 years) declined. Intermediate and longer-term tax-exempt municipal bonds outperformed short-term tax-exempt municipal bonds in this environment.

During the 12-month reporting period, investors continued to pursue lower rated credits because of the additional yield they offer. Credit spreads, or the yield difference between "AAA"-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, decreased slightly during the reporting period as a result of both improving economic activity and the exhaustive demand for securities with higher yields. Credit spreads also became tighter to a greater extent for "BBB"-rated (or comparable quality) debt than for other investment-grade rated ("AAA," "AA," "A" or comparable quality) debt (meaning that the yield on the "BBB" rated debt improved to a greater extent than for other investment-grade rated debt). High-yield tax-exempt municipal debt (non-investment-grade bonds not rated at least "BBB") provided strong total returns once again. 6 However, by the end of the 12-month reporting period, credit spreads appeared to be reaching their peak for the cycle. As a result, additional purchases of lower rated investment-grade tax-exempt municipal debt slowed.

During the 12-month reporting period, certain revenue bond sectors outperformed within the LB1MB, such as hospitals, industrial development and pollution control projects. High yield tax-exempt municipal debt provided strong total returns.

6 Investment grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

Duration

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar-weighted average duration has generally ranged from 0.6 to 1.0 years. As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was at 0.94 years. The duration of the LB1MB was 1.40 years at the end of the reporting period. Duration management is a significant component of the fund's investment strategy.

In the first half of the reporting period, as the fixed income markets continued to expect that the Fed would continue to raise short-term borrowing rates in 2005 and 2006, short-term interest rates moved steadily higher, and the fund's duration was generally kept in a range from 0.80 to 0.90 years. The shorter target range for the fund's duration during this period helped to mitigate the effect of rising interest rates on the net asset value of the fund, and positively contributed to the fund's performance relative to the LB1MB.

In the second half of the reporting period, beginning in April, 2006, as expectations for further interest rate increases softened, and pressures for the Fed to pause increased, the fund's target duration range was increased to 0.9 to 1.0 years in an attempt to take advantage of attractive income opportunities available out on the yield curve (i.e., in longer maturity tax exempt municipal bonds) and position the fund for potential price appreciation when interest rates declined. This was achieved by, among other actions, decreasing the fund's allocation to variable rate demand notes and auction rate notes and purchasing select shorter maturity (1 to 5 years) tax-exempt municipal bonds and notes. This benefited fund performance as interest rates declined in the third quarter of 2006 and the fund's net asset value rose to remain unchanged for the 12-month reporting period.

Maturity and Yield Curve

During the 12-month reporting period, the fund focused on seeking to take advantage of a positively sloped yield curve when available to add incremental tax-exempt income value while attempting to mitigate interest rate risk (price movement). A positively sloped yield curve provides higher incremental income or yield as maturities become longer.

With the Fed increasing short-term interest rates during most of the reporting period, short maturity (1-3 year) bond yields rose more than yields on short-intermediate maturity (4-6 years) bonds during the reporting period, but had comparable total returns.

During the reporting period, to achieve the fund's ultrashort duration targets, the fund focused on buying tax-exempt municipal bonds maturing inside of 5-years, with many of the purchases being of tax-exempt municipal bonds with maturities of 1 to 3 years combined with a significant weighting in variable rate demand notes and auction rate note instruments. This decision neither hurt nor helped the fund's performance as the total returns were relatively comparable for short maturity versus short-intermediate maturity bonds during the reporting period. However, large weightings to cash equivalents, such as variable rate demand notes and auction rate notes, helped the fund's performance as these instruments experienced no negative price impact and outperformed the LB1MB as interest rates rose.

Higher coupon tax-exempt municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon tax-exempt municipal bonds (bonds with lower interest rate payments) during the reporting period to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

Sector Allocation

During the 12-month reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities backed by hospitals, electric and gas utilities, industrial development projects, and resource recovery projects. The fund allocated less of the portfolio to general obligation bonds issued by the state and local issuers than the LB1MB. The fund allocated less of the portfolio to general obligation bonds issued by states, cities, and school districts as well as insured bonds. These allocations helped the fund's performance due to the higher yields and income returns available in the over weighted sectors and the greater price depreciation in the general obligation bond and insured bond sectors as interest rates rose during the reporting period.

Credit Quality

The overall quality of the fund was maintained at "A" quality during the 12-month reporting period. With the decrease in credit spreads for lower-rated investment-grade debt (or comparable quality) during the reporting period, the fund's overweight, relative to the LB1MB, in "BBB"- and "A-2/P-2"-rated debt, benefited fund performance in the form of both price and income return.

The fund's small allocation to non-investment grade tax-exempt municipal securities, which generally performed better than investment-grade tax-exempt municipal securities during the reporting period, also benefited the fund's performance versus the LB1MB (because these types of securities are not included in the LB1MB).

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Ultrashort Fund (Class A Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2006, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns [3] for the Period Ended 9/30/2006
1 Year	0.79%
5 Years	1.50%
Start of Performance (10/24/2000)	1.99%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 2.00%.

1 Represents a hypothetical investment of $10,000. Effective February 14, 2003, a maximum sales charge of 2.00% for newly purchased Class A Shares was implemented. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1MB is not adjusted to reflect sales charge, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LB1MB is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the LB1MB or the LTEMMFCA. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

3 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2006, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Bank Enhanced	23.0%
Resource Recovery	10.8%
Industrial Development Bond/Pollution Control Revenue	10.3%
General Obligation--Local	9.8%
Insured	9.0%
Hospital	7.5%
Electric and Gas	7.5%
Special Tax	7.2%
Senior Care	5.1%
Education	2.3%
Public Power	2.3%
Other [2]	4.1%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2006

Principal Amount			Value
		MUNICIPAL BONDS--60.3%
		Alabama--1.4%
$1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	$1,082,955
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	510,395
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	653,485
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,015,560
		TOTAL	3,262,395
		Arizona--1.7%
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	993,240
3,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,974,920
		TOTAL	3,968,160
		Arkansas--0.3%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	785,355
		Colorado--4.3%
285,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	290,099
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,482,375
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	301,710
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	403,528
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	505,585
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	1,991,560
865,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	880,475
4,000,000		Triview, CO Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 10/3/2006	3,998,800
400,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.875%, 3/1/2007	398,164
		TOTAL	10,252,296
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Connecticut--0.4%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	$989,300
		Florida--5.8%
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,411,508
54,609		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/10/2007	54,282
355,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	355,145
495,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	498,406
85,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	85,348
595,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	598,273
95,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	95,021
6,000,000		Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009	6,192,840
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	1,146,466
80,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,011
2,225,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	2,241,799
120,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	120,115
970,000		South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.125%, 11/1/2009	977,275
85,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	85,449
		TOTAL	13,941,938
		Georgia--1.2%
2,835,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	2,850,252
		Illinois--0.4%
1,000,000		Will County, IL, Debt Certificates (Series 2006), 4.375% (Joliet School District No. 86), 12/1/2009	1,000,320
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--1.4%
$220,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2006	$220,328
370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	374,473
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	796,536
2,000,000		Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/2/2006	2,000,000
		TOTAL	3,391,337
		Iowa--1.9%
500,000		Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community) 11/15/2008	499,225
1,500,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2008	1,515,075
500,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006A), 5.70% RANs (Iowa Wesleyan College), 5/24/2007	504,700
600,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006I), 5.75% RANs (William Penn University), 5/24/2007	605,238
130,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	129,862
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	656,099
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	678,260
		TOTAL	4,588,459
		Kansas--3.0%
3,000,000		Burlington, KS, Revenue Refunding Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,018,900
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	447,706
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,405,712
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	252,913
		TOTAL	7,125,231
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--3.8%
$500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	$500,525
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,070,780
4,500,000		Louisiana State Offshore Terminal Authority, Revenue Refunding Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,485,015
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	534,973
800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	796,648
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	830,183
		TOTAL	9,218,124
		Massachusetts--0.3%
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	432,270
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	406,080
		TOTAL	838,350
		Michigan--1.1%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,403,438
250,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2007	253,630
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	998,330
		TOTAL	2,655,398
		Minnesota--1.2%
2,390,000		St. Anthony, MN Independent School District No. 282, 4.75% TANs (Minnesota State GTD), 9/3/2007	2,409,024
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	200,898
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	203,278
		TOTAL	2,813,200
		Missouri--1.3%
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007	1,511,715
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007	1,508,700
		TOTAL	3,020,415
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--4.2%
$2,345,000		Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007	$2,335,292
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	730,200
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	461,271
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,516,606
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,490,376
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon LID No. T-17), 9/1/2007	283,435
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	798,415
770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	764,756
1,695,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID No. 607), 6/1/2007	1,691,051
		TOTAL	10,071,402
		New Jersey--5.4%
1,740,000		Asbury Park, NJ, BANs, 5.00%, 9/6/2007	1,752,458
1,000,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	1,003,240
2,900,000		Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006	2,901,073
1,250,000		Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006	1,250,062
1,000,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	1,000,310
2,300,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	2,300,621
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	274,766
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	699,057
1,742,000		Weehawken Township, NJ, 5.00% BANs, 4/12/2007	1,752,731
		TOTAL	12,934,318
		New Mexico--1.0%
2,000,000		Farmington, NM, Revenue Refunding Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) 8/1/2012	2,003,540
500,000		Sandoval County, NM, Incentive Payment Revenue Refunding Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	495,935
		TOTAL	2,499,475
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--2.0%
$1,000,000		Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007	$1,006,530
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	1,058,290
855,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	866,765
200,000		Schenectady, NY, TANs (Series 2005), 4.70%, 12/29/2006	199,796
1,630,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,664,393
		TOTAL	4,795,774
		North Carolina--0.4%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	992,030
		Ohio--3.6%
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,280,657
5,215,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	5,169,838
1,125,000		Ohio State Air Quality Development Authority, PCRBs, 4.20% TOBs (Pennsylvania Power Co.), Optional Tender 1/2/2007	1,124,505
		TOTAL	8,575,000
		Oklahoma--0.4%
1,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008	1,025,990
		Pennsylvania--2.5%
565,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc. Project), 9/1/2008	565,322
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	331,178
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	1,490,145
800,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	795,808
200,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	198,952
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 4.30% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2007	$499,855
650,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	654,511
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	758,708
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	759,825
		TOTAL	6,054,304
		South Carolina--0.8%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	2,000,880
		Tennessee--0.8%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,999,320
		Texas--4.0%
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	1,021,374
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,042,644
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Refunding Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	1,000,090
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,010,670
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/ (United States Treasury PRF 11/1/2006@100), Mandatory Tender 11/1/2006	1,000,460
4,500,000		Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2006	4,502,925
		TOTAL	9,578,163
		Utah--1.4%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.30% TOBs (Nucor Corp.), Optional Tender 10/1/2006	3,300,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--1.7%
$2,000,000		Charles County, VA IDA, Solid Waste Disposal Revenue Refunding Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	$2,033,680
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,001,740
1,000,000		Rappahannock, VA Regional Jail Authority, Grant Anticipation Notes, 4.25%, 12/1/2009	1,013,670
		TOTAL	4,049,090
		Washington--0.9%
2,150,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008	2,202,481
		Wyoming--1.7%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	4,199,328
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $145,085,375)	144,978,085
		SHORT-TERM MUNICIPALS--38.6% [3]
		Alabama--3.3%
1,645,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/ (Wachovia Bank N.A. LOC), 3.900%, 10/6/2006	1,645,000
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/ (Colonial Bank, Montgomery, AL LOC), 4.540%, 10/5/2006	3,500,000
875,000		Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 4.010%, 10/5/2006	875,000
1,910,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/ (Wachovia Bank N.A. LOC), 3.900%, 10/6/2006	1,910,000
		TOTAL	7,930,000
		California--4.1%
4,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.150%, 10/5/2006	4,800,000
1,200,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ), 3.550%, 10/5/2006	1,200,000
3,825,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/ (Pacific Capital Bank, N.A. LOC), 4.150%, 10/5/2006	3,825,000
		TOTAL	9,825,000
		Florida--5.4%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.850%, 10/4/2006	4,500,000
8,400,000		Orange County, FL, Health Facilities Authority, (Series A) Auction Rate Securities (Orlando Regional Healthcare System)/(Radian Asset Assurance INS), 3.750%, 11/2/2006	8,400,000
		TOTAL	12,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Georgia--2.8%
$1,757,000		Burke County, GA Development Authority, (Third Series 1994) Auction Rate Securities (Georgia Power Co.), 3.700%, 10/19/2006	$1,757,000
1,085,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.170%, 10/5/2006	1,085,000
4,005,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.800%, 10/4/2006	4,005,000
		TOTAL	6,847,000
		Illinois--1.7%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC), 3.760%, 10/4/2006	4,000,000
		Indiana--5.4%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 4.100%, 10/4/2006	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.100%, 10/4/2006	8,000,000
		TOTAL	13,000,000
		Maryland--2.1%
5,100,000		Washington County, MD Economic Development Revenue Board, (Series 1986A) Weekly VRDNs (RadioShack Corp.), 4.700%, 10/5/2006	5,100,000
		Minnesota--1.3%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 3.800%, 10/4/2006	3,250,000
		Missouri--0.5%
1,155,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 3.940%, 10/5/2006	1,155,000
		Multi State--0.4%
923,000	[1,2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.940%, 10/5/2006	923,000
		North Carolina--0.5%
1,300,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.700%, 10/5/2006	1,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Ohio--7.0%
$1,410,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.680%, 10/5/2006	$1,410,000
2,990,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank, Ohio LOC), 3.840%, 10/4/2006	2,990,000
6,310,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.740%, 10/5/2006	6,310,000
4,600,000		Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 3.900%, 10/4/2006	4,600,000
1,610,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC), 3.890%, 10/4/2006	1,610,000
		TOTAL	16,920,000
		Oklahoma--0.4%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.850%, 10/4/2006	1,000,000
		Puerto Rico--0.4%
1,000,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.590%, 10/4/2006	1,000,000
		South Carolina--1.2%
2,800,000		South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/ (Carolina First Bank LOC), 4.940%, 10/5/2006	2,800,000
		Tennessee--2.1%
1,000,000		Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	1,000,000
1,000,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Tennessee--continued
$1,630,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	$1,630,000
1,305,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	1,305,000
		TOTAL	4,935,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $92,885,000)	92,885,000
		TOTAL MUNICIPAL INVESTMENTS--98.9% (IDENTIFIED COST $237,970,375) [4]	237,863,085
		OTHER ASSETS AND LIABILITIES - NET--1.1%	2,574,943
		TOTAL NET ASSETS--100%	$240,438,028

Securities that are subject to the federal alternative minimum tax (AMT) represent 27.2% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $3,897,920 which represented 1.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2006, these liquid restricted securities amounted to $923,000 which represented 0.4% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $237,969,871.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets:
Total investments in securities, at value (identified cost $237,970,375)		$237,863,085
Cash		3,610
Income receivable		2,586,718
Receivable for investments sold		175,000
Receivable for shares sold		1,200,345
TOTAL ASSETS		241,828,758
Liabilities:
Payable for shares redeemed	$932,662
Income distribution payable	342,568
Payable for transfer and dividend disbursing agent fees and expenses	17,995
Payable for Directors'/Trustees' fees	1,332
Payable for distribution services fee (Note 5)	13,447
Payable for shareholder services fee (Note 5)	18,384
Accrued expenses	64,342
TOTAL LIABILITIES		1,390,730
Net assets for 23,920,158 shares outstanding		240,438,028
Net Assets Consist of:
Paid-in capital		243,455,044
Net unrealized depreciation of investments		(107,290)
Accumulated net realized loss on investments		(2,909,626)
Distributions in excess of net investment income		(100)
TOTAL NET ASSETS		$240,438,028
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$159,072,277 ÷ 15,825,303 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share		$10.05
Class A Shares:
$81,365,751 ÷ 8,094,855 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/98.00 of $10.05) [1]		$10.26
Redemption proceeds per share		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2006

Investment Income:
Interest			$12,252,230
Expenses:
Investment adviser fee (Note 5)		$2,047,041
Administrative personnel and services fee (Note 5)		271,616
Custodian fees		18,433
Transfer and dividend disbursing agent fees and expenses		71,327
Directors'/Trustees' fees		8,566
Auditing fees		19,935
Legal fees		11,961
Portfolio accounting fees		110,483
Distribution services fee--Class A Shares (Note 5)		338,624
Shareholder services fee--Class A Shares (Note 5)		337,852
Share registration costs		45,630
Printing and postage		38,927
Insurance premiums		6,474
Taxes		36,251
Miscellaneous		5,680
TOTAL EXPENSES		3,368,800
Waivers (Note 5):
Waiver of investment adviser fee	$(1,469,952)
Waiver of administrative personnel and services fee	(11,642)
Waiver of distribution services fee--Class A Shares	(66,953)
TOTAL WAIVERS		(1,548,547)
Net expenses			1,820,253
Net investment income			10,431,977
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(738,480)
Net change in unrealized depreciation of investments			472,488
Net realized and unrealized loss on investments			(265,992)
Change in net assets resulting from operations			$10,165,985

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,431,977	$13,970,900
Net realized loss on investments	(738,480)	(795,003)
Net change in unrealized appreciation/depreciation on investments	472,488	(2,255,982)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,165,985	10,919,915
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,679,066)	(8,532,279)
Class A Shares	(3,752,526)	(5,438,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,431,592)	(13,970,400)
Share Transactions:
Proceeds from sale of shares	112,207,384	366,179,233
Net asset value of shares issued to shareholders in payment of distributions declared	5,391,311	7,214,981
Cost of shares redeemed	(390,035,825)	(667,082,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(272,437,130)	(293,688,464)
Change in net assets	(272,702,737)	(296,738,949)
Net Assets:
Beginning of period	513,140,765	809,879,714
End of period (including undistributed (distributions in excess of) net investment income of $(100) and $121, respectively)	$240,438,028	$513,140,765

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2006

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

investments in other open-end regulated investment companies are valued at net asset value; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2006		2005
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	6,963,400	$69,889,708	16,936,816	$170,643,029
Shares issued to shareholders in payment of distributions declared	220,752	2,215,625	281,545	2,832,025
Shares redeemed	(19,470,669)	(195,419,405)	(35,514,962)	(357,652,587)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,286,517)	$(123,314,072)	(18,296,601)	$(184,177,533)

Year Ended September 30	2006		2005
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	4,215,962	$42,317,676	19,428,413	$195,536,204
Shares issued to shareholders in payment of distributions declared	316,404	3,175,686	435,793	4,382,956
Shares redeemed	(19,391,695)	(194,616,420)	(30,740,110)	(309,430,091)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(14,859,329)	$(149,123,058)	(10,875,904)	$(109,510,931)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,145,846)	$(272,437,130)	(29,172,505)	$(293,688,464)

1 Shares purchased/redeemed prior to September 26, 2005 have been adjusted to reflect a 1-for-5 share split.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Losses
$(606)	$606

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2006 and 2005, was as follows:

	2006	2005
Tax-exempt income	$10,431,592	$13,970,400

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$342,468
Net unrealized depreciation	$(106,786)
Dividend payable	$(342,568)
Current year post-October loss deferral	$(632,905)
Capital loss carryforward	$(2,277,225)

At September 30, 2006, the cost of investments for federal tax purposes was $237,969,871. The net unrealized depreciation of investments for federal tax purposes was $106,786. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $247,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $353,951.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At September 30, 2006, the Fund had a capital loss carryforward of $2,277,225 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$ 978,739

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2006, for federal income tax purposes, post October losses of $632,905 were deferred to October 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2006, the Adviser voluntarily waived $1,469,952 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2006, FSC voluntarily waived $66,953 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2006, FSC retained $145,100 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2006, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended September 30, 2006, FSSC received $5,405 of fees paid by the Fund. For the year ended September 30, 2006, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended September 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $319,340,000 and $407,180,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2006, were as follows:

Purchases	$97,790,395
Sales	$251,236,559

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2006, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2006, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 15, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS**

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: January 2005	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's Fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P866

29303 (11/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund

A Portfolio of Federated Fixed Income Securities, Inc.

ANNUAL SHAREHOLDER REPORT

September 30, 2006

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights

(For a Share Outstanding Throughout Each Period) 1

Year Ended September 30	2006		2005 [2]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.05		$10.10	$10.15	$10.10	$10.05
Income From Investment Operations:
Net investment income	0.33		0.24	0.17	0.19	0.25
Net realized and unrealized gain (loss) on investments	(0.00	) [3]	(0.05)	(0.05)	0.05	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.19	0.12	0.24	0.30
Less Distributions:
Distributions from net investment income	(0.33)		(0.24)	(0.17)	(0.19)	(0.25)
Net Asset Value, End of Period	$10.05		$10.05	$10.10	$10.15	$10.10
Total Return [4]	3.36%		1.88%	1.20%	2.43%	2.99%

Ratios to Average Net Assets:
Net expenses	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income	3.26%		2.31%	1.69%	1.87%	2.39%
Expense waiver/reimbursement [5]	0.44%		0.39%	0.39%	0.38%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$159,072		$282,472	$468,411	$495,239	$323,260
Portfolio turnover	46%		55%	69%	49%	32%

1 On September 26, 2005, the Fund effected a 1 for 5 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 5; and (2) since the Fund's total number of Shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.

2 Beginning with the year ended September 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2006	Ending Account Value 9/30/2006	Expenses Paid During Period [1]
Actual	$1,000	$1,019.90	$1.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.31	$1.78

1 Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 3.36% for the Institutional Shares. The total return of the Lehman Brothers 1-Year Municipal Bond Index (LB1MB), 1 the fund's benchmark index, was 2.80% during the 12-month reporting period. The total return of the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA), 2 a performance benchmark for the fund, was 2.57% during the 12-month reporting period.

During the reporting period, the fund's investment strategy focused on: (a) the effective duration 3 of its portfolio (which indicates the portfolio's price sensitivity to interest rates); 4 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality and ratings of the portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the LB1MB.

The following discussion will focus on the performance of the fund's Institutional Shares. The 3.36% total return of the Institutional Shares for the reporting period consisted entirely of tax-exempt dividends as the net asset value of the fund was unchanged over the reporting period. 5

1 The LB1MB is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and mature in at least one, but not more than two, years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. The LB1MB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LB1MB.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5 Income may be subject to the federal alternative minimum tax, as well as state and local taxes.

MARKET OVERVIEW

Short-term interest rates rose over the majority of the 12-month reporting period as the Federal Reserve Board (the "Fed") increased the Federal Funds Target Rate (FFTR) six times from 3.75% to 5.25%. In August and September, 2006, the Fed paused and held the FFTR steady at 5.25% as the Fed decided to await further economic data to ascertain the direction of the economy and inflation. During the reporting period, the two-year Treasury note yield rose from 4.17% to a high of 5.28% in late June, 2006, before declining in the third quarter of 2006 to end the period at 4.69%. During the reporting period, the two-year tax-exempt municipal bond yield rose from 2.93% to a high of 3.80% in early July, 2006, before falling to end the period at 3.46%.

Despite their yields moving up comparable amounts, short-term tax-exempt municipal bonds outperformed Treasury notes on a tax-adjusted basis as the tax-exempt income provided higher tax-adjusted income returns for those investors in the highest federal tax brackets. The tax-exempt municipal yield curve flattened significantly during the 12-month reporting period, with short-intermediate term interest rates (maturities less than 5 years) rising while long-term interest rates (maturities beyond 10 years) declined. Intermediate and longer-term tax-exempt municipal bonds outperformed short-term tax-exempt municipal bonds in this environment.

During the 12-month reporting period, investors continued to pursue lower rated credits because of the additional yield they offer. Credit spreads, or the yield difference between "AAA"-rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, decreased slightly during the reporting period as a result of both improving economic activity and the exhaustive demand for securities with higher yields. Credit spreads also became tighter to a greater extent for "BBB"-rated (or comparable quality) debt than for other investment-grade rated ("AAA," "AA," "A" or comparable quality) debt (meaning that the yield on the "BBB"-rated debt improved to a greater extent than for other investment-grade rated debt). High-yield tax-exempt municipal debt (non-investment-grade bonds not rated at least "BBB") provided strong total returns once again. 6 However, by the end of the 12-month reporting period, credit spreads appeared to be reaching their peak for the cycle. As a result, additional purchases of lower rated investment-grade tax-exempt municipal debt slowed.

6 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Non-investment grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

During the 12-month reporting period, certain revenue bond sectors outperformed within the LB1MB, such as hospitals, industrial development and pollution control projects. High yield tax-exempt municipal debt provided strong total returns.

DURATION

Because the fund is an ultrashort tax-exempt municipal bond fund, the fund's typical dollar-weighted average duration has generally ranged from 0.6 to 1.0 years. As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was at 0.94 years. The duration of the LB1MB was 1.40 years at the end of the reporting period. Duration management is a significant component of the fund's investment strategy.

In the first half of the reporting period, as the fixed-income markets continued to expect that the Fed would continue to raise short-term borrowing rates in 2005 and 2006, short-term interest rates moved steadily higher, and the fund's duration was generally kept in a range from 0.80 to 0.90 years. The shorter target range for the fund's duration during this period helped to mitigate the effect of rising interest rates on the net asset value of the fund, and positively contributed to the fund's performance relative to the LB1MB.

In the second half of the reporting period, beginning in April, 2006, as expectations for further interest rate increases softened, and pressures for the Fed to pause increased, the fund's target duration range was increased to 0.9 to 1.0 years in an attempt to take advantage of attractive income opportunities available out on the yield curve (i.e., in longer maturity tax-exempt municipal bonds) and position the fund for potential price appreciation when interest rates declined. This was achieved by, among other actions, decreasing the fund's allocation to variable rate demand notes and auction rate notes and purchasing select shorter maturity (1 to 5 years) tax-exempt municipal bonds and notes. This benefited fund performance as interest rates declined in the third quarter of 2006 and the fund's net asset value rose to remain unchanged for the 12-month reporting period.

MATURITY AND YIELD CURVE

During the 12-month reporting period, the fund focused on seeking to take advantage of a positively sloped yield curve when available to add incremental tax-exempt income value while attempting to mitigate interest rate risk (price movement). A positively sloped yield curve provides higher incremental income or yield as maturities become longer.

With the Fed increasing short-term interest rates during most of the reporting period, short maturity (1-3 year) bond yields rose more than yields on short-intermediate maturity (4-6 years) bonds during the reporting period, but had comparable total returns.

During the reporting period, to achieve the fund's ultrashort duration targets, the fund focused on buying tax-exempt municipal bonds maturing inside of 5-years, with many of the purchases being of tax-exempt municipal bonds with maturities of 1 to 3 years combined with a significant weighting in variable rate demand notes and auction rate note instruments. This decision neither hurt nor helped the fund's performance as the total returns were relatively comparable for short maturity versus short-intermediate maturity bonds during the reporting period. However, large weightings to cash equivalents, such as variable rate demand notes and auction rate notes, helped the fund's performance as these instruments experienced no negative price impact and outperformed the LB1MB as interest rates rose.

Higher coupon tax-exempt municipal bonds (bonds with higher interest rate payments) also were emphasized over lower coupon tax-exempt municipal bonds (bonds with lower interest rate payments) during the reporting period to help provide protection against the negative effects of rising interest rates. These strategies generally benefited the fund's performance.

SECTOR ALLOCATION

During the 12-month reporting period, as compared to the LB1MB, the fund allocated more of its portfolio to securities backed by hospitals, electric and gas utilities, industrial development projects, and resource recovery projects. The fund allocated less of the portfolio to general obligation bonds issued by the state and local issuers than the LB1MB. The fund allocated less of the portfolio to general obligation bonds issued by states, cities, and school districts as well as insured bonds. These allocations helped the fund's performance due to the higher yields and income returns available in the over weighted sectors and the greater price depreciation in the general obligation bond and insured bond sectors as interest rates rose during the reporting period.

CREDIT QUALITY

The overall quality of the fund was maintained at "A" quality during the 12-month reporting period. With the decrease in credit spreads for lower-rated investment-grade debt (or comparable quality) during the reporting period, the fund's overweight, relative to the LB1MB, in "BBB"- and "A-2/P-2"-rated debt, benefited fund performance in the form of both price and income return.

The fund's small allocation to non-investment grade tax-exempt municipal securities, which generally performed better than investment-grade tax-exempt municipal securities during the reporting period, also benefited the fund's performance versus the LB1MB (because these types of securities are not included in the LB1MB).

GROWTH OF A $250,000 INVESTMENT

The graph below illustrates the hypothetical investment of $250,000 1 in Federated Municipal Ultrashort Fund (Institutional Shares) (the "Fund") from October 24, 2000 (start of performance) to September 30, 2006, compared to the Lehman Brothers 1-Year Municipal Bond Index (LB1MB) 2 and the Lipper Tax-Exempt Money Market Funds Classification Average (LTEMMFCA). 2

Average Annual Total Returns for the Period Ended 9/30/2006
1 Year	3.36%
5 Years	2.37%
Start of Performance (10/24/2000)	2.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $250,000. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB1MB and the LTEMMFCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB1MB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LB1MB is unmanaged, and unlike the Fund, is not affected by cashflows. It is not possible to invest directly in the LB1MB or the LTEMMFCA. The Fund is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At September 30, 2006, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Bank Enhanced	23.0%
Resource Recovery	10.8%
Industrial Development Bond/Pollution Control Revenue	10.3%
General Obligation--Local	9.8%
Insured	9.0%
Hospital	7.5%
Electric and Gas	7.5%
Special Tax	7.2%
Senior Care	5.1%
Education	2.3%
Public Power	2.3%
Other [2]	4.1%
Other Assets and Liabilities--Net [3]	1.1%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other".

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2006

Principal Amount			Value
		MUNICIPAL BONDS--60.3%
		Alabama--1.4%
$1,075,000		Dothan, AL, GO Warrants (Series 2002), 5.50%, 3/1/2007	$1,082,955
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2008	510,395
635,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2009	653,485
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,015,560
		TOTAL	3,262,395
		Arizona--1.7%
1,000,000		Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 3.55% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2007	993,240
3,000,000	[1]	Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	2,974,920
		TOTAL	3,968,160
		Arkansas--0.3%
775,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	785,355
		Colorado--4.3%
285,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	290,099
1,500,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,482,375
300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2007	301,710
400,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2008	403,528
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 4.50% (Covenant Retirement Communities, Inc.), 12/1/2009	505,585
2,000,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	1,991,560
865,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	880,475
4,000,000		Triview, CO Metropolitan District, GO Variable Rate Refunding & Improvement Bonds (Series 2006A), 3.70% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 10/3/2006	3,998,800
400,000		Well Augmentation Subdistrict of Central Colorado Water Conservancy District, LT GO Bonds, 3.875%, 3/1/2007	398,164
		TOTAL	10,252,296
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Connecticut--0.4%
$1,000,000		Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS), Mandatory Tender 10/1/2008	$989,300
		Florida--5.8%
1,400,000		Baywinds Community Development District, FL, Special Assessment Bonds (Series 2006B), 4.90%, 5/1/2012	1,411,508
54,609		Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/10/2007	54,282
355,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.10%), 5/1/2011	355,145
495,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	498,406
85,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2003B), 5.00% (Original Issue Yield: 5.10%), 11/1/2007	85,348
595,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	598,273
95,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	95,021
6,000,000		Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009	6,192,840
1,145,000		Lee County, FL IDA, Health Care Facilities Revenue Bonds (Series 1999A), 5.25% (Shell Point Village Project), 11/15/2006	1,146,466
80,000		Live Oak, FL Community Development District No. 001, Special Assessment Revenue Bonds (Series 2003B), 5.30% (Original Issue Yield: 5.375%), 5/1/2008	80,011
2,225,000		Live Oak, FL Community Development District No. 002, Special Assessment Revenue Bonds (Series 2004B), 5.00% (Original Issue Yield: 5.028%), 11/1/2009	2,241,799
120,000		Renaissance Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 6.25% (Original Issue Yield: 6.30%), 5/1/2008	120,115
970,000		South Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005B-1), 5.125%, 11/1/2009	977,275
85,000		Waterchase Community Development District, FL, Capital Improvement Revenue Bonds (Series 2001B), 5.90% (Original Issue Yield: 6.00%), 5/1/2008	85,449
		TOTAL	13,941,938
		Georgia--1.2%
2,835,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	2,850,252
		Illinois--0.4%
1,000,000		Will County, IL, Debt Certificates (Series 2006), 4.375% (Joliet School District No. 86), 12/1/2009	1,000,320
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--1.4%
$220,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2006	$220,328
370,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2007	374,473
780,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2008	796,536
2,000,000		Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory Tender 10/2/2006	2,000,000
		TOTAL	3,391,337
		Iowa--1.9%
500,000		Bremer County, IA Retirement Facilities, Extended Rate Adjustable Securities (Series 2005C), 4.50% TOBs (Bartels Lutheran Retirement Community) 11/15/2008	499,225
1,500,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2008	1,515,075
500,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006A), 5.70% RANs (Iowa Wesleyan College), 5/24/2007	504,700
600,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006I), 5.75% RANs (William Penn University), 5/24/2007	605,238
130,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.00% (Ridgecrest Village), 11/15/2006	129,862
660,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2007	656,099
685,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 4.25% (Ridgecrest Village), 11/15/2008	678,260
		TOTAL	4,588,459
		Kansas--3.0%
3,000,000		Burlington, KS, Revenue Refunding Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,018,900
435,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2009	447,706
3,400,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	3,405,712
250,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.00% (KU Health System), 9/1/2007	252,913
		TOTAL	7,125,231
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--3.8%
$500,000		Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.), 12/1/2006	$500,525
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,070,780
4,500,000		Louisiana State Offshore Terminal Authority, Revenue Refunding Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	4,485,015
535,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 3.50% (Opelousas General Health System), 10/1/2006	534,973
800,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.00% (Opelousas General Health System), 10/1/2007	796,648
830,000		Opelousas, LA General Hospital Authority, Revenue Bonds, 4.50% (Opelousas General Health System), 10/1/2008	830,183
		TOTAL	9,218,124
		Massachusetts--0.3%
430,000		Massachusetts HEFA, Revenue Bonds (Series 1998B), 5.00% (Cape Cod Healthcare), 11/15/2007	432,270
400,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2008	406,080
		TOTAL	838,350
		Michigan--1.1%
1,365,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,403,438
250,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2007	253,630
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	998,330
		TOTAL	2,655,398
		Minnesota--1.2%
2,390,000		St. Anthony, MN Independent School District No. 282, 4.75% TANs (Minnesota State GTD), 9/3/2007	2,409,024
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2007	200,898
200,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2008	203,278
		TOTAL	2,813,200
		Missouri--1.3%
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007	1,511,715
1,500,000		Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007	1,508,700
		TOTAL	3,020,415
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--4.2%
$2,345,000		Clark County, NV, LO Improvement Bonds, 4.00% (Mountains Edge SID No. 142), 8/1/2007	$2,335,292
735,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	730,200
465,000		Clark County, NV, Special Assessment Revenue Bonds, 3.95% (Summerlin-Mesa SID No. 151), 8/1/2009	461,271
1,515,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,516,606
1,485,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2009	1,490,376
285,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.60% (Madeira Canyon LID No. T-17), 9/1/2007	283,435
805,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 3.80% (Madeira Canyon LID No. T-17), 9/1/2008	798,415
770,000		Henderson, NV, Local Improvement District No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	764,756
1,695,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 4.00% (Providence SID No. 607), 6/1/2007	1,691,051
		TOTAL	10,071,402
		New Jersey--5.4%
1,740,000		Asbury Park, NJ, BANs, 5.00%, 9/6/2007	1,752,458
1,000,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	1,003,240
2,900,000		Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006	2,901,073
1,250,000		Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006	1,250,062
1,000,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	1,000,310
2,300,000		Bayonne, NJ, 5.00% BANs, 10/27/2006	2,300,621
275,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.00% (Winchester Gardens at Ward Homestead), 11/1/2006	274,766
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.25% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.35%), 11/1/2007	699,057
1,742,000		Weehawken Township, NJ, 5.00% BANs, 4/12/2007	1,752,731
		TOTAL	12,934,318
		New Mexico--1.0%
2,000,000		Farmington, NM, Revenue Refunding Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) 8/1/2012	2,003,540
500,000		Sandoval County, NM, Incentive Payment Revenue Refunding Bonds (Series 2005), 3.50% (Intel Corp.), 6/1/2010	495,935
		TOTAL	2,499,475
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--2.0%
$1,000,000		Kiryas Joel, NY, UT GO Notes, 6.10% BANs, 5/11/2007	$1,006,530
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	1,058,290
855,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.00% (Mt. Sinai NYU Health Obligated Group), 7/1/2011	866,765
200,000		Schenectady, NY, TANs (Series 2005), 4.70%, 12/29/2006	199,796
1,630,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,664,393
		TOTAL	4,795,774
		North Carolina--0.4%
1,000,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 3.80% (Cypress Glen), 10/1/2007	992,030
		Ohio--3.6%
2,300,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	2,280,657
5,215,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	5,169,838
1,125,000		Ohio State Air Quality Development Authority, PCRBs, 4.20% TOBs (Pennsylvania Power Co.), Optional Tender 1/2/2007	1,124,505
		TOTAL	8,575,000
		Oklahoma--0.4%
1,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2008	1,025,990
		Pennsylvania--2.5%
565,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.30% (Residential Resources Inc. Project), 9/1/2008	565,322
330,000		Delaware County, PA Authority, Revenue Bonds, (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007	331,178
1,500,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	1,490,145
800,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 2.875% (Mercyhurst College), 3/15/2007	795,808
200,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 2.875% (Mercyhurst College), 3/15/2007	198,952
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 4.30% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2007	$499,855
650,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2008	654,511
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2009	758,708
750,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.00% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2010	759,825
		TOTAL	6,054,304
		South Carolina--0.8%
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	2,000,880
		Tennessee--0.8%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,999,320
		Texas--4.0%
1,015,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 5.50% (Wise Regional Health System), 9/1/2008	1,021,374
1,020,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.00% (Wise Regional Health System), 9/1/2009	1,042,644
1,000,000		Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Revenue Refunding Bonds, 4.20% (Occidental Petroleum Corp.), 11/1/2006	1,000,090
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,010,670
1,000,000		Lewisville, TX, Combination Contract Revenue and Special Assessment Bonds, 4.125% TOBs (Lewisville Castle Hills Public Improvement District No. 3)/ (United States Treasury PRF 11/1/2006@100), Mandatory Tender 11/1/2006	1,000,460
4,500,000		Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2006	4,502,925
		TOTAL	9,578,163
		Utah--1.4%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 3.30% TOBs (Nucor Corp.), Optional Tender 10/1/2006	3,300,000
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--1.7%
$2,000,000		Charles County, VA IDA, Solid Waste Disposal Revenue Refunding Bonds, 4.875% (Waste Management, Inc.), 2/1/2009	$2,033,680
1,000,000		Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007	1,001,740
1,000,000		Rappahannock, VA Regional Jail Authority, Grant Anticipation Notes, 4.25%, 12/1/2009	1,013,670
		TOTAL	4,049,090
		Washington--0.9%
2,150,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2008	2,202,481
		Wyoming--1.7%
4,200,000		Albany County, WY, PCRBs (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2006	4,199,328
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $145,085,375)	144,978,085
		SHORT-TERM MUNICIPALS--38.6% [3]
		Alabama--3.3%
1,645,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills Leasing LLC)/ (Wachovia Bank N.A. LOC), 3.900%, 10/6/2006	1,645,000
3,500,000		Gulf Shores, AL Solid Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000B) Weekly VRDNs (Sunbelt Environmental, Inc. Project)/ (Colonial Bank, Montgomery, AL LOC), 4.540%, 10/5/2006	3,500,000
875,000		Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co., Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC), 4.010%, 10/5/2006	875,000
1,910,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/ (Wachovia Bank N.A. LOC), 3.900%, 10/6/2006	1,910,000
		TOTAL	7,930,000
		California--4.1%
4,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.150%, 10/5/2006	4,800,000
1,200,000		Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit Local LIQ), 3.550%, 10/5/2006	1,200,000
3,825,000		Stockton, CA, (Series 2003) Weekly VRDNs (United Christian Schools, Inc.)/ (Pacific Capital Bank, N.A. LOC), 4.150%, 10/5/2006	3,825,000
		TOTAL	9,825,000
		Florida--5.4%
4,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.850%, 10/4/2006	4,500,000
8,400,000		Orange County, FL, Health Facilities Authority, (Series A) Auction Rate Securities (Orlando Regional Healthcare System)/(Radian Asset Assurance INS), 3.750%, 11/2/2006	8,400,000
		TOTAL	12,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Georgia--2.8%
$1,757,000		Burke County, GA Development Authority, (Third Series 1994) Auction Rate Securities (Georgia Power Co.), 3.700%, 10/19/2006	$1,757,000
1,085,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.170%, 10/5/2006	1,085,000
4,005,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), J.P. Morgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.800%, 10/4/2006	4,005,000
		TOTAL	6,847,000
		Illinois--1.7%
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC), 3.760%, 10/4/2006	4,000,000
		Indiana--5.4%
5,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 4.100%, 10/4/2006	5,000,000
8,000,000		Vigo County, IN, (Series 2003) Weekly VRDNs (Republic Services, Inc.), 4.100%, 10/4/2006	8,000,000
		TOTAL	13,000,000
		Maryland--2.1%
5,100,000		Washington County, MD Economic Development Revenue Board, (Series 1986A) Weekly VRDNs (RadioShack Corp.), 4.700%, 10/5/2006	5,100,000
		Minnesota--1.3%
3,250,000		Sherburn, MN PCRB, (Series 1999) Weekly VRDNs (Interstate Power and Light Co.), 3.800%, 10/4/2006	3,250,000
		Missouri--0.5%
1,155,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 3.940%, 10/5/2006	1,155,000
		Multi State--0.4%
923,000	[1,2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.940%, 10/5/2006	923,000
		North Carolina--0.5%
1,300,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.700%, 10/5/2006	1,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Ohio--7.0%
$1,410,000		Bowling Green, OH, Adjustable Rate Industrial Development Revenue Refunding Bonds Weekly VRDNs (Lamson & Sessions Co.)/(Harris, N.A. LOC), 4.680%, 10/5/2006	$1,410,000
2,990,000		Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige Display and Packaging LLC)/(National City Bank, Ohio LOC), 3.840%, 10/4/2006	2,990,000
6,310,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.740%, 10/5/2006	6,310,000
4,600,000		Ohio State Water Development Authority, (Series 1999-A) Weekly VRDNs (Ohio Edison Co.), 3.900%, 10/4/2006	4,600,000
1,610,000		Sandusky County, OH Weekly VRDNs (Louis G. Freeman Co.)/(National City Bank, Ohio LOC), 3.890%, 10/4/2006	1,610,000
		TOTAL	16,920,000
		Oklahoma--0.4%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 3.850%, 10/4/2006	1,000,000
		Puerto Rico--0.4%
1,000,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.590%, 10/4/2006	1,000,000
		South Carolina--1.2%
2,800,000		South Carolina Jobs-EDA, EDRB Weekly VRDNs (Para-Chem Southern, Inc.)/ (Carolina First Bank LOC), 4.940%, 10/5/2006	2,800,000
		Tennessee--2.1%
1,000,000		Sevier County, TN Public Building Authority, (Series IV-B-12) Daily VRDNs (Pigeon Forge, TN)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	1,000,000
1,000,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Tennessee--continued
$1,630,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	$1,630,000
1,305,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	1,305,000
		TOTAL	4,935,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $92,885,000)	92,885,000
		TOTAL MUNICIPAL INVESTMENTS--98.9% (IDENTIFIED COST $237,970,375) [4]	237,863,085
		OTHER ASSETS AND LIABILITIES - NET--1.1%	2,574,943
		TOTAL NET ASSETS--100%	$240,438,028

Securities that are subject to the federal alternative minimum tax (AMT) represent 27.2% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $3,897,920 which represented 1.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2006, these liquid restricted securities amounted to $923,000 which represented 0.4% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $237,969,871.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets:
Total investments in securities, at value (identified cost $237,970,375)		$237,863,085
Cash		3,610
Income receivable		2,586,718
Receivable for investments sold		175,000
Receivable for shares sold		1,200,345
TOTAL ASSETS		241,828,758
Liabilities:
Payable for shares redeemed	$932,662
Income distribution payable	342,568
Payable for transfer and dividend disbursing agent fees and expenses	17,995
Payable for Directors'/Trustees' fees	1,332
Payable for distribution services fee (Note 5)	13,447
Payable for shareholder services fee (Note 5)	18,384
Accrued expenses	64,342
TOTAL LIABILITIES		1,390,730
Net assets for 23,920,158 shares outstanding		240,438,028
Net Assets Consist of:
Paid-in capital		243,455,044
Net unrealized depreciation of investments		(107,290)
Accumulated net realized loss on investments		(2,909,626)
Distributions in excess of net investment income		(100)
TOTAL NET ASSETS		$240,438,028
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$159,072,277 ÷ 15,825,303 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share		$10.05
Class A Shares:
$81,365,751 ÷ 8,094,855 shares outstanding, $0.001 par value, 500,000,000 shares authorized		$10.05
Offering price per share (100/98.00 of $10.05) [1]		$10.26
Redemption proceeds per share		$10.05

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended September 30, 2006

Investment Income:
Interest			$12,252,230
Expenses:
Investment adviser fee (Note 5)		$2,047,041
Administrative personnel and services fee (Note 5)		271,616
Custodian fees		18,433
Transfer and dividend disbursing agent fees and expenses		71,327
Directors'/Trustees' fees		8,566
Auditing fees		19,935
Legal fees		11,961
Portfolio accounting fees		110,483
Distribution services fee--Class A Shares (Note 5)		338,624
Shareholder services fee--Class A Shares (Note 5)		337,852
Share registration costs		45,630
Printing and postage		38,927
Insurance premiums		6,474
Taxes		36,251
Miscellaneous		5,680
TOTAL EXPENSES		3,368,800
Waivers (Note 5):
Waiver of investment adviser fee	$(1,469,952)
Waiver of administrative personnel and services fee	(11,642)
Waiver of distribution services fee--Class A Shares	(66,953)
TOTAL WAIVERS		(1,548,547)
Net expenses			1,820,253
Net investment income			10,431,977
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(738,480)
Net change in unrealized depreciation of investments			472,488
Net realized and unrealized loss on investments			(265,992)
Change in net assets resulting from operations			$10,165,985

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended September 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,431,977	$13,970,900
Net realized loss on investments	(738,480)	(795,003)
Net change in unrealized appreciation/depreciation on investments	472,488	(2,255,982)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,165,985	10,919,915
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,679,066)	(8,532,279)
Class A Shares	(3,752,526)	(5,438,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,431,592)	(13,970,400)
Share Transactions:
Proceeds from sale of shares	112,207,384	366,179,233
Net asset value of shares issued to shareholders in payment of distributions declared	5,391,311	7,214,981
Cost of shares redeemed	(390,035,825)	(667,082,678)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(272,437,130)	(293,688,464)
Change in net assets	(272,702,737)	(296,738,949)
Net Assets:
Beginning of period	513,140,765	809,879,714
End of period (including undistributed (distributions in excess of) net investment income of $(100) and $121, respectively)	$240,438,028	$513,140,765

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2006

1. ORGANIZATION

Federated Fixed Income Securities, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

investments in other open-end regulated investment companies are valued at net asset value; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	5/24/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended September 30	2006		2005
Institutional Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	6,963,400	$69,889,708	16,936,816	$170,643,029
Shares issued to shareholders in payment of distributions declared	220,752	2,215,625	281,545	2,832,025
Shares redeemed	(19,470,669)	(195,419,405)	(35,514,962)	(357,652,587)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,286,517)	$(123,314,072)	(18,296,601)	$(184,177,533)

Year Ended September 30	2006		2005
Class A Shares:	Shares	Amount	Shares [1]	Amount
Shares sold	4,215,962	$42,317,676	19,428,413	$195,536,204
Shares issued to shareholders in payment of distributions declared	316,404	3,175,686	435,793	4,382,956
Shares redeemed	(19,391,695)	(194,616,420)	(30,740,110)	(309,430,091)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(14,859,329)	$(149,123,058)	(10,875,904)	$(109,510,931)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,145,846)	$(272,437,130)	(29,172,505)	$(293,688,464)

1 Shares purchased/redeemed prior to September 26, 2005 have been adjusted to reflect a 1-for-5 share split.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended September 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Losses
$(606)	$606

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2006 and 2005, was as follows:

	2006	2005
Tax-exempt income	$10,431,592	$13,970,400

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$342,468
Net unrealized depreciation	$(106,786)
Dividend payable	$(342,568)
Current year post-October loss deferral	$(632,905)
Capital loss carryforward	$(2,277,225)

At September 30, 2006, the cost of investments for federal tax purposes was $237,969,871. The net unrealized depreciation of investments for federal tax purposes was $106,786. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $247,165 and net unrealized depreciation from investments for those securities having an excess of cost over value of $353,951.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At September 30, 2006, the Fund had a capital loss carryforward of $2,277,225 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$ 541
2011	$353,600
2012	$ 59,924
2013	$884,421
2014	$ 978,739

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2006, for federal income tax purposes, post October losses of $632,905 were deferred to October 1, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2006, the Adviser voluntarily waived $1,469,952 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended September 30, 2006, FSC voluntarily waived $66,953 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2006, FSC retained $145,100 of fees paid by the Fund.

Sales Charges

For the year ended September 30, 2006, FSC retained no sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended September 30, 2006, FSSC received $5,405 of fees paid by the Fund. For the year ended September 30, 2006, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended September 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $319,340,000 and $407,180,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2006, were as follows:

Purchases	$97,790,395
Sales	$251,236,559

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

At September 30, 2006, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED FIXED INCOME SECURITIES, INC. AND SHAREHOLDERS OF FEDERATED MUNICIPAL ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal Ultrashort Fund (the "Fund"), one of the portfolios constituting Federated Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2006, the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended September 30, 2004 were audited by another independent registered public accounting firm whose report, dated November 19, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Ultrashort Fund, a portfolio of Federated Fixed Income Securities, Inc., at September 30, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
November 15, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish StreetP.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS**

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1991	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Brian P. Bouda CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: January 2005	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Jeff A. Kozemchak has been the Fund's Portfolio Manager since October 2000. He is Vice President of the Corporation. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL ULTRASHORT FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31417P858

29363 (11/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $60,790

                  Fiscal year ended 2005 - $57,965

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,509
      respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $22,187
      respectively.  Fiscal year ended 2005 - Discussions with auditor related to market timing and late trading activities and executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

            Fiscal year ended 2006 - $171,695

            Fiscal year ended 2005 - $96,782

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act ) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2006